Deferred Charges, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Changes in deferred charges, net
Balance at the beginning of the period	$ 67,949	$ 88,821
Additions	7,069	470
Written off amounts	(341)	(429)
Amortization	(19,402)	(20,913)
Balance at the end of the period	55,275	67,949
Drydocking and Special Survey Costs
Changes in deferred charges, net
Balance at the beginning of the period	4,041	9,669
Additions	6,887	283
Written off amounts	(286)	(429)
Amortization	(4,387)	(5,482)
Balance at the end of the period	6,255	4,041
Period of amortization for deferred costs	2 years 6 months
Finance and other Costs
Changes in deferred charges, net
Balance at the beginning of the period	63,908	79,152
Additions	182	187
Written off amounts	(55)
Amortization	(15,015)	(15,431)
Balance at the end of the period	$ 49,020	$ 63,908